DISPOSAL OF NANJING DAQO	12 Months Ended
Dec. 31, 2012
DISPOSAL OF NANJING DAQO [Abstract]
DISPOSAL OF NANJING DAQO

3. DISPOSAL OF NANJING DAQO

On September 28, 2012, in order to focus on the Company's core competency and enhance operating efficiency, the Company sold 100% equity interests on Nanjing Daqo to our affiliate, Daqo Group, after the Group failed to identify a third party investor from its public bidding procedure undertaken through the Nanjing Property Right Trading Center for a total consideration of RMB62 million (US$9.9 million). The consideration was is determined with reference to the valuation result as of March 31, 2012 performed by an independent third party valuer, less the operating loss of Nanjing Daqo incurred during the period from April 1, 2012 to September 28, 2012. The loss from discontinued operation of $2,392,228 was calculated based on the aggregation of the loss incurred by Nanjing Daqo during the period from January 1, 2012 to September 28, 2012 of $3,491,527 and the gain on disposition of $1,099,299 which was the difference between: a) total consideration of $9.9 million and the aggregate of b): (1) Nanjing Daqo's net assets of $9.9 million and (2) the reclassification of foreign currency translation gain from other comprehensive income of $1,099,299. There were no remaining assets or liabilities associated with discontinued operations in the consolidated balance sheet as of December 31, 2012. As of December 31, 2012, $4.8 million was received.

The discontinued operations were retrospectively reflected for all the prior years presented in the consolidated statements of operations. The operating results reported as discontinued operations for the years ended December 31, 2010, 2011 and 2012, are summarized as follows:

	Year ended December 31,
	2010	2011	2012
Revenues	$13,983,833	$29,082,384	$6,454,830
Operating costs and expenses	(17,742,976)	(36,943,483)	(9,946,357)

Loss from discontinued operations before income taxes	(3,759,143)	(7,861,099)	(3,491,527)
Income tax benefit	419,616	2,003,289	-

Loss from discontinued operations	$(3,339,527)	$(5,857,810)	$(3,491,527)